                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                   Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                            Shares          Value
                                                         -----------   --------------
COMMON STOCKS--97.6%
ENERGY--0.8%
OIL, GAS & CONSUMABLE FUELS--0.8%
Cameco Corp.(1)                                              250,000   $    6,852,500
Comaplex Minerals Corp.(2)                                   210,000        1,654,113
Uranium Energy Corp.(2)                                    2,337,605        7,527,088
Uranium One, Inc.(2)                                       3,023,400        7,977,859
                                                                       --------------
                                                                           24,011,560
MATERIALS--96.8%
METALS & MINING--96.8%
Agnico-Eagle Mines Ltd.(1)                                 1,907,838      106,209,341
Alamos Gold, Inc.(1, 2)                                    4,140,000       55,314,134
Allied Nevada Gold Corp.(1, 2)                             2,777,200       45,938,030
Anatolia Minerals Development Ltd.(2)                      2,359,500       10,059,208
Anatolia Minerals Development Ltd., Legend Shares(2)       3,000,000       12,789,839
Andean Resources Ltd.(2)                                  11,073,800       27,912,104
Andina Minerals, Inc.(2)                                   2,725,000        3,165,953
AngloGold Ashanti Ltd., Sponsored ADR(1)                     388,800       14,754,960
Aquarius Platinum Ltd.                                     2,913,512       19,042,302
Aura Minerals, Inc.(2)                                     1,778,500        6,111,323
Aura Minerals, Inc., Legend Shares(2, 3)                     800,000        2,748,978
Aurizon Mines Ltd.(2)                                      3,942,757       18,555,977
Aurizon Mines Ltd., Legend Shares(2)                         300,000        1,411,904
B2Gold Corp.(2)                                            3,338,700        4,240,558
Banro Corp.(2, 4)                                          1,775,930        3,764,972
Banro Corp.(2, 4)                                            176,900          377,958
Barrick Gold Corp.(1)                                      2,517,015       96,502,355
Brett Resources, Inc.(2)                                     273,700          811,143
Centamin Egypt Ltd.(2)                                    18,759,200       39,526,104
Centamin Egypt Ltd., Legend Shares(2)                      6,000,000       12,642,150
Centerra Gold, Inc.(1, 2)                                  2,969,600       38,887,097
Centerra Gold, Inc., Legend Shares(2, 3)                     225,000        2,946,389
CGA Mining Ltd.(2)                                         3,037,600        5,951,680
CGA Mining Ltd., Legend Shares(2)                            500,000          979,668
Claude Resources, Inc.(2)                                  2,216,000        2,334,584
Coeur d'Alene Mines Corp.(1, 2)                            1,250,400       18,730,992
Colossus Minerals, Inc.(2)                                 2,271,400       15,587,710
Companhia de Minas Buenaventura SA, Sponsored ADR(1)       1,957,773       60,632,230
Detour Gold Corp.(1, 2)                                    1,714,100       32,015,435
Duluth Metals Ltd.(2)                                      3,234,600        7,070,164
East Asia Minerals Corp.(2, 5)                             4,195,700       23,092,564
Eastmain Resources, Inc.(2)                                1,389,300        1,983,444
Eldorado Gold Corp.(1, 2, 4)                               6,765,400       82,132,016
Eldorado Gold Corp.(1, 2, 4)                               2,188,278       26,434,398


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                            Shares          Value
                                                         -----------   --------------
METALS & MINING CONTINUED
Eldorado Gold Corp., CDI(2)                                1,760,000   $   20,908,512
Equinox Minerals Ltd.(2)                                   4,010,000       15,121,646
European Goldfields Ltd.(2)                                1,332,300        9,169,278
Exeter Resource Corp.(1, 2, 4, 5)                          1,015,000        6,221,950
Exeter Resource Corp.(2, 4, 5)                               200,000        1,220,893
Exeter Resource Corp., Legend Shares(2, 3, 5)              3,000,000       18,313,395
Extorre Gold Mines Ltd.(2, 5)                              1,578,900        3,217,962
Extorre Gold Mines Ltd., Legend Shares(2, 5)               3,000,000        6,114,311
First Uranium Corp.(2)                                     5,000,000        6,449,072
Franco-Nevada Corp.(1)                                     3,125,000       83,844,090
Fronteer Development Group, Inc.(1, 2)                     2,067,782       10,649,077
Gammon Gold, Inc.(1, 2)                                    4,109,100       29,544,429
Gold Fields Ltd., Sponsored ADR                              296,373        3,740,227
Gold Resource Corp.(2)                                       234,533        2,439,143
Gold Wheaton Gold Corp.(2)                                 2,642,950        7,494,409
Goldcorp, Inc.(1)                                          2,698,561      100,440,440
Golden Star Resources Ltd.(2)                              3,856,910       14,926,242
Great Basin Gold Ltd.(2, 4)                                   67,100          114,294
Great Basin Gold Ltd.(2, 4)                                6,179,101       10,689,845
Greystar Resources Ltd.(2)                                 2,217,200       14,298,882
Guyana Goldfields, Inc.(2)                                   792,800        5,034,766
Guyana Goldfields, Inc., Legend Shares(2, 3)                 850,000        5,398,021
Hecla Mining Co.(1, 2)                                     3,510,000       19,199,700
High River Gold Mines Ltd.(2)                              4,626,000        3,233,850
IAMGOLD Corp.(1)                                           5,659,950       74,824,539
Impala Platinum Holdings Ltd.                              3,592,352      105,544,991
International Tower Hill Mines Ltd.(2)                       769,300        4,461,357
Ivanhoe Mines Ltd.(1, 2)                                   5,715,000       99,498,150
Jaguar Mining, Inc.(2, 4)                                  2,627,700       24,190,415
Jaguar Mining, Inc.(1, 2, 4)                               1,266,200       11,661,702
Jinshan Gold Mines, Inc.(2)                                4,138,000       21,552,720
Katanga Mining Ltd.(2)                                     1,070,000          811,205
Keegan Resources, Inc.(2)                                    733,300        4,396,984
Kinross Gold Corp.(1)                                      3,808,890       65,093,930
Kirkland Lake Gold, Inc.(2)                                  857,000        6,404,401
Lake Shore Gold Corp.(2)                                   8,181,623       20,299,995
Lihir Gold Ltd.                                           10,000,000       28,121,442
MAG Silver Corp.(2)                                          856,500        6,493,428
Mercator Minerals Ltd.(2)                                  5,989,000       15,036,627
Minefinders Corp. Ltd.(1, 2)                               2,142,189       19,836,670
Nevsun Resources Ltd.(2)                                     532,200        1,582,478
New Gold, Inc.(2, 4)                                         107,200          467,392
New Gold, Inc.(2, 4)                                       4,448,000       19,138,246


                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                            Shares          Value
                                                         -----------   --------------
METALS & MINING CONTINUED
New Pacific Metals Corp.(2)                                  325,500   $      229,146
Newcrest Mining Ltd.                                       2,511,574       75,641,767
Newmont Mining Corp.(1)                                    1,957,728       99,707,087
Noront Resources Ltd.(2)                                   4,321,400        7,020,440
Northern Dynasty Minerals Ltd.(2)                            867,085        8,315,345
Northgate Minerals Corp.(2)                                2,124,542        6,380,006
NovaGold Resources, Inc.(1, 2)                             3,543,456       25,300,276
Osisko Mining Corp.(2)                                     5,020,400       43,745,916
Pan American Silver Corp.(1)                               1,362,441       31,540,509
Paramount Gold & Silver Corp.(2)                           1,000,000        1,390,000
Perseus Mining Ltd., Legend Shares(2, 3)                   1,900,000        2,941,780
Petra Diamonds Ltd.(2)                                       800,000          886,218
Petropavlovsk plc                                          1,898,000       34,274,485
Premier Gold Mines Ltd.(2)                                 2,456,100       10,253,398
Premier Gold Mines Ltd., Legend Shares(2, 3)                 835,000        3,485,847
Queenston Mining, Inc.(2)                                    686,600        2,900,127
Rainy River Resources Ltd.(2)                              1,406,600        8,101,817
Rainy River Resources Ltd., Legend Shares(2)               1,000,000        4,904,249
Randgold Resources Ltd., ADR(1)                            1,700,134      130,621,295
Real Gold Mining Ltd.(2)                                   5,400,000        8,081,656
Red Back Mining, Inc.(1, 2)                                8,795,000      179,684,192
Romarco Minerals, Inc.(2)                                 16,194,600       31,092,867
Royal Gold, Inc.(1)                                        1,155,809       53,409,934
Rubicon Minerals Corp.(1, 2)                               7,268,912       27,839,933
Rubicon Minerals Corp., Legend Shares(2)                   1,099,000        4,198,415
San Gold Corp.(2)                                         11,620,100       36,153,710
Seabridge Gold, Inc.(1, 2)                                    40,000          974,400
SEMAFO, Inc.(2)                                            3,320,900       18,506,665
Sherritt International Corp.                               1,051,500        8,344,499
Silver Standard Resources, Inc.(1, 2)                      1,754,309       31,209,157
Silver Wheaton Corp.(1, 2)                                 3,700,000       58,053,000
US Gold Corp.(2)                                           1,336,400        3,608,280
Ventana Gold Corp.(2)                                      1,033,900        9,568,907
Yamana Gold, Inc.(1, 4)                                    1,416,829       13,955,766
Yamana Gold, Inc.(4)                                       5,091,400       50,380,121
Zhaojin Mining Industry Co. Ltd.                           8,903,000       17,406,388
                                                                       --------------
                                                                        2,777,966,368
                                                                       --------------
Total Common Stocks (Cost $1,858,134,882)                               2,801,977,928

                                                            Units
                                                         -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Rainy River Resources Ltd., Legend Shares Wts., Strike
Price $7.10, Exp. 2/25/12(2) (Cost $395,962)                 500,000          868,506


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                            Shares          Value
                                                         -----------   --------------
INVESTMENT COMPANY--4.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.15%(5, 6) (Cost $115,861,311)                          115,861,311   $  115,861,311
TOTAL INVESTMENTS, AT VALUE (COST $1,974,392,155)              101.6%   2,918,707,745
Liabilities in Excess of Other Assets                           (1.6)     (47,372,523)
                                                         -----------   --------------
Net Assets                                                     100.0%  $2,871,335,222
                                                         ===========   ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

(2.) Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $35,834,410 or 1.25% of the Fund's net assets as of March 31, 2010.

(4.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS          SHARES
                                                     JUNE 30, 2009    ADDITIONS     REDUCTIONS   MARCH 31, 2010
                                                     -------------   -----------   -----------   --------------
East Asia Minerals Corp.                                      --       4,195,700            --       4,195,700
Exeter Resource Corp.                                         --       1,815,500       800,500       1,015,000
Exeter Resource Corp.                                         --         200,000            --         200,000
Exeter Resource Corp., Legend Shares                          --       3,000,000            --       3,000,000
Extorre Gold Mines Ltd.                                       --       1,578,900            --       1,578,900
Extorre Gold Mines Ltd., Legend Shares                        --       3,000,000            --       3,000,000
Oppenheimer Institutional Money Market Fund, Cl. E     7,685,736     505,544,689   397,369,114     115,861,311

                                                                                REALIZED
                                                         VALUE       INCOME       GAIN
                                                     ------------   -------   -----------
East Asia Minerals Corp.                             $ 23,092,564   $    --   $        --
Exeter Resource Corp.                                   6,221,950        --     3,150,428
Exeter Resource Corp.                                   1,220,893        --            --
Exeter Resource Corp., Legend Shares                   18,313,395        --    10,162,342
Extorre Gold Mines Ltd.                                 3,217,962        --            --
Extorre Gold Mines Ltd., Legend Shares                  6,114,311        --            --
Oppenheimer Institutional Money Market Fund, Cl. E    115,861,311    37,206            --
                                                     ------------   -------   -----------
                                                     $174,042,386   $37,206   $13,312,770
                                                     ============   =======   ===========

(6.) Rate shown is the 7-day yield as of March 31, 2010.


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                          LEVEL 2--
                                                            OTHER        LEVEL 3--
                                           LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                                          UNADJUSTED      OBSERVABLE   UNOBSERVABLE
                                         QUOTED PRICES      INPUTS        INPUTS           VALUE
                                        --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Energy                               $   24,011,560   $        --        $--       $   24,011,560
   Materials                             2,718,143,996    59,822,372         --        2,777,966,368
Rights, Warrants and Certificates                   --       868,506         --              868,506
Investment Company                         115,861,311            --         --          115,861,311
                                        --------------   -----------        ---       --------------
Total Investments, at Value              2,858,016,867    60,690,878         --        2,918,707,745
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                 --        10,693         --               10,693
                                        --------------   -----------        ---       --------------
Total Assets                            $2,858,016,867   $60,701,571        $--       $2,918,718,438
                                        --------------   -----------        ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at value   $  (14,115,356)  $        --        $--       $  (14,115,356)
Depreciated options written, at value      (14,077,112)           --         --          (14,077,112)
                                        --------------   -----------        ---       --------------
Total Liabilities                       $  (28,192,468)  $        --        $--       $  (28,192,468)
                                        --------------   -----------        ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2010 ARE AS FOLLOWS:

                                      CONTRACT
COUNTERPARTY/                  BUY/    AMOUNT          EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION           SELL    (000'S)            DATE          VALUE     APPRECIATION
--------------------           ----   --------       -------------   ----------   ------------
BROWN BROTHERS HARRIMAN
Canadian Dollar (CAD)          Buy        360  CAD          4/1/10   $  354,310      $ 1,925
JP MORGAN CHASE:
British Pound Sterling (GBP)   Buy        201  GBP          4/1/10      305,737        4,070
Canadian Dollar (CAD)          Buy      1,584  CAD   4/1/10-4/5/10    1,559,387        4,698
                                                                                     -------
                                                                                       8,768
                                                                                     -------
Total unrealized appreciation                                                        $10,693
                                                                                     =======


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

WRITTEN OPTIONS AS OF MARCH 31, 2010 ARE AS FOLLOWS:

                                                                                                          UNREALIZED
                                           NUMBER OF  EXERCISE  EXPIRATION     PREMIUMS                  APPRECIATION/
DESCRIPTION                          TYPE  CONTRACTS    PRICE      DATE        RECEIVED       VALUE     (DEPRECIATION)
-----------                          ----  ---------  --------  ----------   -----------  ------------  --------------
Agnico-Eagle Mines Ltd.              Call    2,000     $ 75.00    8/23/10    $   365,675  $   (186,000)  $   179,675
Agnico-Eagle Mines Ltd.              Call    1,000       85.00    8/23/10        123,388       (24,000)       99,388
Agnico-Eagle Mines Ltd.              Call    1,000       80.00    5/24/10        122,697            --       122,697
Agnico-Eagle Mines Ltd.              Put     2,000       40.00    5/24/10        405,209       (14,000)      391,209
Agnico-Eagle Mines Ltd.              Put     2,000       45.00    5/24/10        553,606       (60,000)      493,606
Agnico-Eagle Mines Ltd.              Put     1,000       40.00    8/23/10        119,018       (81,000)       38,018
Agnico-Eagle Mines Ltd.              Put     1,000       45.00    8/23/10        249,147      (167,000)       82,147
Agnico-Eagle Mines Ltd.              Put     1,000       40.00    1/24/11        206,997      (224,000)      (17,003)
Agnico-Eagle Mines Ltd.              Put     1,000       40.00   11/22/10        167,337      (174,000)       (6,663)
Agrium, Inc.                         Put     1,000       50.00   10/18/10        131,998      (120,000)       11,998
Alamos Gold, Inc.                    Call    3,000       15.00   10/18/10        312,000      (324,915)      (12,915)
Alamos Gold, Inc.                    Put     1,000       12.00    7/19/10        125,553       (44,307)       81,246
Alamos Gold, Inc.                    Put     2,000       13.00   10/18/10        230,713      (246,148)      (15,435)
Alcoa, Inc.                          Put       500       14.00    7/19/10         64,998       (53,500)       11,498
Allied Nevada Gold Corp.             Call    1,000       17.00    7/19/10        112,889      (142,766)      (29,876)
Allied Nevada Gold Corp.             Call    1,000       18.00    7/19/10        107,146      (103,382)        3,764
Allied Nevada Gold Corp.             Call    1,000       17.00   10/18/10        153,275      (206,764)      (53,489)
Allied Nevada Gold Corp.             Call    1,000       18.00   10/18/10        119,704      (167,381)      (47,677)
Allied Nevada Gold Corp.             Put     2,000       13.00    7/19/10        223,009       (49,230)      173,780
Allied Nevada Gold Corp.             Put     1,000       12.00    7/19/10        106,530       (14,769)       91,761
Allied Nevada Gold Corp.             Put     2,000       14.00   10/18/10        220,538      (177,226)       43,312
Allied Nevada Gold Corp.             Put     1,000       12.00   10/18/10        111,243       (39,384)       71,859
Allied Nevada Gold Corp.             Put     1,000       13.00   10/18/10        109,392       (59,075)       50,316
AngloGold Ashanti Ltd., Sponsored
ADR                                  Put     2,100       30.00    4/19/10        291,692            --       291,692
AngloGold Ashanti Ltd., Sponsored
ADR                                  Put     2,000       30.00    7/19/10        334,543      (100,000)      234,543
AngloGold Ashanti Ltd., Sponsored
ADR                                  Put     1,000       25.00    4/19/10        119,497            --       119,497
AngloGold Ashanti Ltd., Sponsored
ADR                                  Put       600       35.00    7/19/10        109,005      (102,000)        7,005
AngloGold Ashanti Ltd., Sponsored
ADR                                  Put     1,000       30.00   10/18/10        226,997      (125,000)      101,997
AngloGold Ashanti Ltd., Sponsored
ADR                                  Call    1,000       55.00    7/19/10        131,997            --       131,997
Arcelor Mittal, Cl. A                Put     1,000       33.00    6/21/10        156,996       (40,000)      116,996
Arcelor Mittal, Cl. A                Put     1,000       25.00    9/20/10         96,499       (30,000)       66,499
Arch Coal, Inc.                      Put     1,000       21.00    7/19/10        129,498      (140,000)      (10,502)
Arch Coal, Inc.                      Put     1,000       20.00   10/18/10        164,497      (175,000)      (10,503)
Barrick Gold Corp.                   Call    2,000       48.00    7/19/10        217,027       (66,000)      151,027
Barrick Gold Corp.                   Call    1,000       47.00    7/19/10        100,849       (43,000)       57,849
Barrick Gold Corp.                   Call    1,000       55.00    4/19/10        174,995            --       174,995


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Barrick Gold Corp.                   Call    1,000       48.00    4/19/10        154,996            --       154,996
Barrick Gold Corp.                   Call    1,000       43.00    7/19/10        136,998      (100,000)       36,998
Barrick Gold Corp.                   Call    1,000       60.00    7/19/10        166,996        (1,000)      165,996
Barrick Gold Corp.                   Call    1,000       50.00   10/18/10         95,509       (53,000)       42,509
Barrick Gold Corp.                   Put     1,000       30.00    4/19/10        199,495        (1,000)      198,495
Barrick Gold Corp.                   Put     1,000       33.00    4/19/10        170,496        (4,000)      166,496
Barrick Gold Corp.                   Put     1,000       34.00    4/19/10        142,996        (8,000)      134,996
Barrick Gold Corp.                   Put     1,000       30.00    7/19/10        108,999       (40,000)       68,999
Barrick Gold Corp.                   Put     1,000       35.00    7/19/10        316,992      (137,000)      179,992
Barrick Gold Corp.                   Put     2,000       30.00   10/18/10        217,997      (194,000)       23,997
BHP Billiton Ltd., Sponsored ADR     Put       700       60.00    5/24/10        161,409       (10,500)      150,909
BHP Billiton Ltd., Sponsored ADR     Put       500       55.00    5/24/10         70,318            --        70,318
BHP Billiton Ltd., Sponsored ADR     Put       500       60.00    8/23/10         98,924       (45,000)       53,924
Cameco Corp.                         Put     1,000       25.00    6/21/10        123,997       (70,000)       53,997
Cameco Corp.                         Put     1,000       26.00    6/21/10         96,497       (99,000)       (2,503)
Centerra Gold, Inc.                  Call    1,000       15.00    7/19/10         64,917       (49,230)       15,687
Centerra Gold, Inc.                  Call    4,000       14.00   10/18/10        455,679      (531,679)      (76,001)
Centerra Gold, Inc.                  Call    1,000       15.00   10/18/10        106,444       (98,459)        7,985
Centerra Gold, Inc.                  Put     1,000       11.00    7/19/10        108,643       (29,538)       79,105
Centerra Gold, Inc.                  Put     1,000       11.00   10/18/10         87,181       (59,075)       28,106
Cliffs Natural Resources, Inc.       Put     1,000       36.00    4/19/10        191,995            --       191,995
Coeur d'Alene Mines Corp.            Call    3,000       30.00    6/21/10        490,987            --       490,987
Coeur d'Alene Mines Corp.            Call    2,000       27.50    6/21/10        217,384            --       217,384
Coeur d'Alene Mines Corp.            Put     3,000       15.00    6/21/10        498,487      (390,000)      108,487
Coeur d'Alene Mines Corp.            Put     3,000       12.50    6/21/10        326,143      (135,000)      191,143
Coeur d'Alene Mines Corp.            Put     2,000       15.00    9/20/10        359,395      (420,000)      (60,605)
Coeur d'Alene Mines Corp.            Put     2,000       12.50    9/20/10        303,996      (190,000)      113,996
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Call    4,000       50.00    6/21/10        651,753            --       651,753
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Call    1,000       45.00    6/21/10         88,998            --        88,998
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Call    1,000       45.00    9/20/10        136,998       (50,000)       86,998
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Put     3,000       25.00    9/20/10        423,635      (345,000)       78,635
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Put     2,000       25.00    6/21/10        248,993       (80,000)      168,993
Companhia de Minas Buenaventura SA,
Sponsored ADR                        Put     1,000       30.00    6/21/10        246,994      (220,000)       26,994
CONSOL Energy, Inc.                  Put       600       40.00    7/19/10        112,199      (171,000)      (58,801)
CONSOL Energy, Inc.                  Put       500       45.00   10/18/10        255,997      (346,500)      (90,503)
Detour Gold Corp.                    Call    2,000       19.00    7/19/10        198,457      (236,302)      (37,845)
Detour Gold Corp.                    Call    3,000       20.00   10/18/10        338,002      (383,991)      (45,989)
Detour Gold Corp.                    Call    1,000       21.00   10/18/10        104,840      (108,305)       (3,465)
Detour Gold Corp.                    Put     1,000       15.00    7/19/10        106,504       (14,769)       91,736
Detour Gold Corp.                    Put     3,000       15.00   10/18/10        363,457      (118,151)      245,306
Detour Gold Corp.                    Put     2,000       16.00   10/18/10        116,785      (108,305)        8,480
Eldorado Gold Corp.                  Call    2,000       16.00    8/23/10        120,982       (43,322)       77,660
Eldorado Gold Corp.                  Call    1,000       15.00    4/19/10        124,997            --       124,997


                  7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Eldorado Gold Corp.                  Call    1,000       12.50    4/19/10        142,026       (20,000)      122,026
Eldorado Gold Corp.                  Call    1,000       17.50    7/19/10         78,998            --        78,998
Eldorado Gold Corp.                  Put     2,000       12.50    7/19/10        276,493      (250,000)       26,493
Eldorado Gold Corp.                  Put     1,000       12.50    4/19/10        158,996       (60,000)       98,996
Eldorado Gold Corp.                  Put     1,000       12.50   10/18/10        152,198      (170,000)      (17,802)
Exeter Resource Corp.                Call    1,000       10.00    8/23/10        129,498       (55,000)       74,498
Exeter Resource Corp.                Put     2,000        7.50    8/23/10        248,997      (120,000)      128,997
Exeter Resource Corp.                Put     1,000        7.50    5/24/10        101,997       (25,000)       76,997
First Quantum Minerals Ltd.          Put       500       64.00    7/19/10        192,917       (88,613)      104,304
First Quantum Minerals Ltd.          Put       500       70.00    7/19/10        118,948      (147,689)      (28,741)
First Quantum Minerals Ltd.          Put       500       74.00   10/18/10        331,993      (329,838)        2,155
FNX Mining Co., Inc.                 Put     1,000       12.00    7/19/10         96,940       (59,075)       37,864
Franco-Nevada Corp.                  Call    2,000       32.00    7/19/10        189,360       (15,753)      173,607
Franco-Nevada Corp.                  Call    1,000       30.00    7/19/10        118,925       (29,538)       89,387
Franco-Nevada Corp.                  Call    1,000       34.00    7/19/10        151,795          (985)      150,810
Franco-Nevada Corp.                  Put     1,000       24.00    7/19/10        101,803       (29,538)       72,265
Franco-Nevada Corp.                  Put     1,000       25.00    7/19/10        106,530       (49,230)       57,300
Franco-Nevada Corp.                  Put     1,000       25.00   10/18/10        177,033      (113,228)       63,805
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                          Put     1,000       55.00   11/22/10        210,087      (161,000)       49,087
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                          Put     1,500       55.00    5/24/10        352,061       (21,000)      331,061
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                          Put     1,000       50.00    5/24/10        174,998       (11,000)      163,998
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                          Put     1,000       55.00    8/23/10        156,658       (77,000)       79,658
Gammon Gold, Inc.                    Call    2,000       12.50    6/21/10        264,173       (10,000)      254,173
Gammon Gold, Inc.                    Put     5,000        7.50    9/20/10        430,993      (575,000)     (144,007)
Gammon Gold, Inc.                    Put     4,000       10.00    6/21/10        483,800    (1,120,000)     (636,200)
Gammon Gold, Inc.                    Put     1,000        7.50    6/21/10        119,497       (70,000)       49,497
Gold Fields Ltd., Sponsored ADR      Put     1,000       11.00    4/19/10        104,127        (4,000)      100,127
Gold Fields Ltd., Sponsored ADR      Put     1,000       12.00    7/19/10        131,997       (70,000)       61,997
Gold Fields Ltd., Sponsored ADR      Put     1,000       12.00   10/18/10        126,998      (110,000)       16,998
Gold Fields Ltd., Sponsored ADR      Put     1,000       11.00   10/18/10        100,299       (70,000)       30,299
Goldcorp, Inc.                       Call    2,000       48.00    7/19/10        220,997       (60,000)      160,997
Goldcorp, Inc.                       Call    2,000       55.00    4/19/10        319,392            --       319,392
Goldcorp, Inc.                       Call    1,000       50.00    4/19/10        215,034        (1,000)      214,034
Goldcorp, Inc.                       Call    1,000       47.00    4/19/10        121,997            --       121,997
Goldcorp, Inc.                       Call    1,000       60.00    7/19/10        146,396        (1,000)      145,396
Goldcorp, Inc.                       Put     1,000       31.00    4/19/10        136,996        (1,000)      135,996
Goldcorp, Inc.                       Put     1,000       34.00    4/19/10        168,606       (14,000)      154,606
Goldcorp, Inc.                       Put     1,000       36.00    4/19/10        197,995       (55,000)      142,995
Goldcorp, Inc.                       Put     1,000       30.00    7/19/10        162,606       (54,000)      108,606
Harmony Gold Mining Co. Ltd.,
Sponsored ADR                        Put     1,000        9.00    5/24/10        106,997       (30,000)       76,997
Harmony Gold Mining Co. Ltd.,
Sponsored ADR                        Put     2,000        9.00    8/23/10        221,995      (150,000)       71,995
Hecla Mining Co.                     Call    1,000        5.00    6/21/10        130,267       (82,000)       48,267
Hecla Mining Co.                     Put     3,000        5.00    9/20/10        299,466      (189,000)      110,466


                  8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Hecla Mining Co.                     Put     1,000        5.00    6/21/10        108,727       (36,000)       72,727
Hecla Mining Co.                     Put     1,000        6.00    6/21/10        123,598       (87,000)       36,598
Hecla Mining Co.                     Put     1,000        6.00    9/20/10        146,998      (117,000)       29,998
HudBay Minerals, Inc.                Put     1,000       13.00    9/20/10        129,963      (127,997)        1,966
IAMGOLD Corp.                        Call    2,000       25.00    6/21/10        293,172            --       293,172
IAMGOLD Corp.                        Put     4,000       12.50    6/21/10        498,337      (320,000)      178,337
IAMGOLD Corp.                        Put     3,000       12.50    9/20/10        430,824      (375,000)       55,824
IAMGOLD Corp.                        Put     2,000       15.00    6/21/10        338,993      (440,000)     (101,007)
IAMGOLD Corp.                        Put     1,000       12.50    1/24/11        159,498      (185,000)     (25,502)
IAMGOLD Corp.                        Put     1,000       10.00    6/21/10         99,577       (15,000)       84,577
Intrepid Potash, Inc.                Put     1,000       22.50    6/21/10        101,577       (25,000)       76,577
Ivanhoe Mines Ltd.                   Call    7,000       19.00    9/20/10        752,170    (1,050,000)     (297,830)
Ivanhoe Mines Ltd.                   Call    2,000       17.00    6/21/10        203,995      (340,000)     (136,005)
Ivanhoe Mines Ltd.                   Call    1,000       20.00    6/21/10        111,997       (50,000)       61,997
Ivanhoe Mines Ltd.                   Call    1,000       19.00    6/21/10        107,597       (80,000)       27,597
Ivanhoe Mines Ltd.                   Put     2,000       14.00    9/20/10        193,997      (150,000)       43,997
Ivanhoe Mines Ltd.                   Put     2,000       10.00    6/21/10        213,994       (10,000)      203,994
Ivanhoe Mines Ltd.                   Put     1,000       15.00    9/20/10        129,498      (110,000)       19,498
Jaguar Mining, Inc.                  Call    1,000       12.50    6/21/10        117,077       (10,000)      107,077
Jaguar Mining, Inc.                  Put     3,000       10.00    9/20/10        375,805      (510,000)     (134,195)
Jaguar Mining, Inc.                  Put     2,000       10.00    6/21/10        254,123      (260,000)       (5,877)
Jaguar Mining, Inc.                  Put     1,000       12.50    9/20/10        211,997      (350,000)     (138,003)
Kinross Gold Corp.                   Call    2,000       23.00    8/23/10        199,187       (50,000)      149,187
Kinross Gold Corp.                   Call    1,000       25.00    5/24/10        104,497            --       104,497
Kinross Gold Corp.                   Put     2,000       16.00    8/23/10        228,807      (240,000)      (11,193)
Kinross Gold Corp.                   Put     2,000       15.00    5/24/10        233,994       (50,000)      183,994
Kinross Gold Corp.                   Put     1,000       14.00    5/24/10        109,497       (10,000)       99,497
Kinross Gold Corp.                   Put     1,000       16.00    5/24/10        156,996       (51,000)      105,996
Kinross Gold Corp.                   Put     1,000       17.00    8/23/10        151,998      (170,000)      (18,002)
Kinross Gold Corp.                   Put     1,000       18.00    8/23/10        161,998      (225,000)      (63,002)
Lihir Gold Ltd., Sponsored ADR       Put     1,000       20.00    8/23/10        129,498       (25,000)      104,498
Lihir Gold Ltd., Sponsored ADR       Put     1,000       22.50    5/24/10        151,996       (15,000)      136,996
Lihir Gold Ltd., Sponsored ADR       Put     1,000       22.50    8/23/10        123,028       (95,000)       28,028
Market Vectors Gold Miners Fund      Put     1,000       37.00    9/20/10        162,998      (155,000)        7,998
Market Vectors Gold Miners Fund      Put     1,000       37.00    6/21/10        233,994       (60,000)      173,994
Market Vectors Junior Gold Miners
Exchange-Traded                      Put     1,000       22.50    8/23/10        136,998      (105,000)       31,998
Market Vectors Junior Gold Miners
Exchange-Traded                      Put     1,000       23.00    5/24/10        158,246       (55,000)      103,246
Market Vectors Junior Gold Miners
Exchange-Traded                      Put     1,000       20.00    8/23/10        129,498       (55,000)       74,498
Minefinders Corp. Ltd.               Call    1,000       12.50    5/24/10        131,127            --       131,127
Minefinders Corp. Ltd.               Put     1,000       10.00    8/23/10        144,498      (155,000)      (10,502)
Minefinders Corp. Ltd.               Put     1,000       10.00    5/24/10        117,867      (115,000)        2,867
Minefinders Corp. Ltd.               Put     1,000       10.00   10/18/10        120,081      (147,689)      (27,608)
Mosaic Co. (The)                     Put     1,600       50.00    6/21/10        355,385      (156,800)      198,585
Mosaic Co. (The)                     Put     1,000       45.00    9/20/10        230,867      (127,000)      103,867
New Gold, Inc.                       Put     1,000        5.00    8/23/10        106,999      (105,000)        1,999


                  9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Newmont Mining Corp.                 Call    4,000       60.00    9/20/10        575,993      (660,000)      (84,007)
Newmont Mining Corp.                 Call    2,000       70.00    6/21/10        269,473       (14,000)      255,473
Newmont Mining Corp.                 Call    1,000       65.00    9/20/10        112,669       (81,000)       31,669
Newmont Mining Corp.                 Call    1,000       55.00    6/21/10        110,999      (156,000)      (45,001)
Newmont Mining Corp.                 Call    1,000       52.50    6/21/10        174,088      (235,000)      (60,912)
Newmont Mining Corp.                 Put     1,000       35.00    9/20/10        117,428       (36,000)       81,428
Newmont Mining Corp.                 Put     1,000       39.00    6/21/10        160,076       (19,000)      141,076
Newmont Mining Corp.                 Put     1,000       40.00    6/21/10        193,995       (25,000)      168,995
Newmont Mining Corp.                 Put       700       35.00    6/21/10        157,496        (2,100)      155,396
NovaGold Resources, Inc.             Call    2,000        7.50    6/21/10         99,999      (110,000)      (10,001)
NovaGold Resources, Inc.             Call    1,000        5.00    6/21/10        121,997      (210,000)      (88,003)
NovaGold Resources, Inc.             Put     1,000        5.00    6/21/10        111,997       (10,000)      101,997
Osisko Mining Corp.                  Put     2,000        9.00   10/18/10        235,430      (246,148)      (10,717)
Pan American Silver Corp.            Call    2,000       35.00    7/19/10        273,993            --       273,993
Pan American Silver Corp.            Call    1,000       30.00    4/19/10        134,496            --       134,496
Pan American Silver Corp.            Call    1,000       30.00    7/19/10        125,267       (30,000)       95,267
Pan American Silver Corp.            Put     3,000       17.50    7/19/10        291,642       (99,000)      192,642
Pan American Silver Corp.            Put     1,000       18.00    4/19/10        106,997            --       106,997
Pan American Silver Corp.            Put     1,000       19.00    4/19/10        143,496        (2,000)      141,496
Pan American Silver Corp.            Put       800       17.00    4/19/10        109,597            --       109,597
Peabody Energy Corp.                 Put     2,000       37.00    6/21/10        339,993      (148,000)      191,993
Peabody Energy Corp.                 Put     1,000       35.00    9/20/10        214,497      (134,000)       80,497
Quadra Mining Ltd.                   Put     2,000       14.00   10/18/10        188,955      (226,456)      (37,501)
Randgold Resources Ltd., ADR         Call    1,000      105.00    9/20/10        154,068      (105,000)       49,068
Randgold Resources Ltd., ADR         Call    1,000      115.00    6/21/10        106,999            --       106,999
Randgold Resources Ltd., ADR         Call    1,000      120.00    6/21/10        146,996            --       146,996
Randgold Resources Ltd., ADR         Call    1,000      100.00    9/20/10        161,998      (160,000)        1,998
Randgold Resources Ltd., ADR         Put     1,600       55.00    6/21/10        265,194       (40,000)      225,194
Randgold Resources Ltd., ADR         Put     1,000       50.00    9/20/10        147,568       (55,000)       92,568
Red Back Mining, Inc.                Call    2,000       22.00    7/19/10        291,721      (246,148)       45,573
Red Back Mining, Inc.                Call    2,000       21.00    7/19/10        263,392      (324,915)      (61,523)
Red Back Mining, Inc.                Call    1,000       20.00    7/19/10        157,190      (211,687)      (54,497)
Red Back Mining, Inc.                Call    1,000       22.00   10/18/10        206,235      (196,918)        9,316
Red Back Mining, Inc.                Call    1,000       24.00   10/18/10        125,355      (132,920)       (7,565)
Red Back Mining, Inc.                Put     2,000       12.00    7/19/10        191,475       (19,692)      171,783
Red Back Mining, Inc.                Put     2,000       17.00   10/18/10        224,603      (167,381)       57,223
Royal Gold, Inc.                     Call    2,000       65.00    7/19/10        291,492       (10,000)      281,492
Royal Gold, Inc.                     Call    1,000       65.00    4/19/10        174,495            --       174,495
Royal Gold, Inc.                     Put     3,500       35.00    7/19/10        466,989      (122,500)      344,489
Royal Gold, Inc.                     Put     1,100       35.00    4/19/10        192,519            --       192,519
Royal Gold, Inc.                     Put     1,000       40.00    7/19/10        224,887      (110,000)      114,887
Royal Gold, Inc.                     Put     1,000       40.00    4/19/10        181,995        (5,000)      176,995
Royal Gold, Inc.                     Put     1,000       40.00   10/18/10        217,997      (220,000)      (2,003)
Seabridge Gold, Inc.                 Call      400       35.00    8/23/10         71,659       (34,000)       37,659
Seabridge Gold, Inc.                 Put     1,600       20.00    8/23/10        319,204      (176,000)      143,204


                  10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Seabridge Gold, Inc.                 Put     1,000       17.50    8/23/10        129,498       (65,000)       64,498
Seabridge Gold, Inc.                 Put     1,000       20.00    5/24/10        157,276       (40,000)      117,276
Seabridge Gold, Inc.                 Put     1,000       22.50    5/24/10        138,788      (105,000)       33,788
Seabridge Gold, Inc.                 Put     1,000       22.50    8/23/10        254,347      (230,000)       24,347
Silver Standard Resources, Inc.      Call    3,000       30.00    6/21/10        450,568            --       450,568
Silver Standard Resources, Inc.      Put     2,000       15.00    9/20/10        238,997      (210,000)       28,997
Silver Standard Resources, Inc.      Put     2,000       17.00    6/21/10        277,193      (210,000)       67,193
Silver Standard Resources, Inc.      Put     1,000       14.00    9/20/10        136,998       (65,000)       71,998
Silver Standard Resources, Inc.      Put     1,000       15.00    6/21/10        151,996       (40,000)      111,996
Silver Standard Resources, Inc.      Put     1,000       19.00    6/21/10        126,997      (220,000)      (93,003)
Silver Standard Resources, Inc.      Put     1,000       19.00    9/20/10        209,497      (275,000)      (65,503)
Silver Wheaton Corp.                 Call    3,000       20.00    9/20/10        312,046      (183,000)      129,046
Silver Wheaton Corp.                 Call    1,000       20.00    6/21/10        138,916       (18,000)      120,916
Silver Wheaton Corp.                 Put     2,000       12.50    1/24/11        233,997      (228,000)        5,997
Silver Wheaton Corp.                 Put     2,000       12.00    9/20/10        223,997      (104,000)      119,997
Silver Wheaton Corp.                 Put     1,000       13.00    9/20/10        108,999       (76,000)       32,999
Silver Wheaton Corp.                 Put     1,000       10.00    6/21/10        126,997        (4,000)      122,997
Silver Wheaton Corp.                 Put     1,000       12.00    6/21/10        127,937       (19,000)      108,937
Silver Wheaton Corp.                 Put     1,000       15.00    9/20/10        230,247      (149,000)       81,247
Southern Copper Corp.                Put     1,000       25.00    6/21/10         97,287       (36,000)       61,287
Southern Copper Corp.                Put       600       25.00    9/20/10         79,199       (63,000)       16,199
SPDR Metals & Mining Exchange
Traded Fund                          Put     1,000       40.00    6/21/10        339,491       (35,000)      304,491
Stillwater Mining Co.                Put     1,000       10.00    7/19/10        121,998       (50,000)       71,998
Teck Resources Ltd., Cl. B           Put     1,600       30.00    5/24/10        250,643       (12,800)      237,843
Teck Resources Ltd., Cl. B           Put     1,000       31.00    8/23/10        200,497       (78,000)      122,497
Teck Resources Ltd., Cl. B           Put     1,000       28.00    5/24/10        199,495        (3,000)      196,495
Thompson Creek Metals Co., Inc.      Put     1,000       12.50    9/20/10        124,498      (110,000)       14,498
Thompson Creek Metals Co., Inc.      Put     1,000       12.50    6/21/10        113,407       (60,000)       53,407
Vale SA, Sponsored ADR               Put     1,000       22.00    6/21/10        115,997       (16,000)       99,997
Vale SA, Sponsored ADR               Put     1,000       23.00    6/21/10        130,997       (18,000)      112,997
Vale SA, Sponsored ADR               Put     1,000       22.50    9/20/10        152,998       (48,000)      104,998
Yamana Gold, Inc.                    Call    2,000       15.00    7/19/10        198,795        (8,000)      190,795
Yamana Gold, Inc.                    Call    2,000       16.00    7/19/10        198,095        (2,000)      196,095
Yamana Gold, Inc.                    Put     3,000       11.00    7/19/10        362,452      (465,000)     (102,548)
Yamana Gold, Inc.                    Put     2,000       10.00    9/20/10        190,265      (200,857)      (10,591)
Yamana Gold, Inc.                    Put     2,000       10.00    4/19/10        238,994       (72,000)      166,994
Yamana Gold, Inc.                    Put     2,000       10.00    7/19/10        195,275      (182,000)       13,275
Yamana Gold, Inc.                    Put     1,000        9.00    4/19/10        104,497        (5,000)       99,497
                                                                             -----------  ------------   -----------
                                                                             $48,817,837  $(28,192,468)  $20,625,371
                                                                             ===========  ============   ===========

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value       Percent
-------------------       --------------   -------
Canada                    $1,844,596,458     63.2%
United States                467,345,424     16.0
Australia                    165,595,253      5.7
South Africa                 141,293,389      4.8
Jersey, Channel Islands      130,621,295      4.5
Peru                          60,632,230      2.1


                  11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

United Kingdom                34,274,485      1.2
Papua New Guinea              28,121,442      0.9
Bermuda                       20,739,725      0.7
China                         17,406,388      0.6
Mongolia                       8,081,656      0.3
                          --------------    -----
Total                     $2,918,707,745    100.0%
                          ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                  12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.


                  13 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.


                  14 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                  15 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 31, 2010 was as follows:

                                  CALL OPTIONS                PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF     AMOUNT OF    NUMBER OF     AMOUNT OF
                            CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ---------   ------------   ---------   ------------
Options outstanding as of
   June 30, 2009              23,400    $  3,501,425     83,100    $ 14,903,854
Options written              180,300      23,333,967    292,400      42,152,959
Options closed or expired    (71,839)    (10,428,799)  (137,100)    (22,948,044)
Options exercised             (9,461)     (1,011,343)    (5,300)       (686,182)
                             -------    ------------   ---------   ------------
Options outstanding as of
   March 31, 2010            122,400    $ 15,395,250    233,100    $ 33,422,587
                             =======    ============   =========   ============

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,980,574,598
Federal tax cost of other investments      (48,698,993)
                                        --------------
Total federal tax cost                  $1,931,875,605
                                        ==============
Gross unrealized appreciation           $1,015,941,084
Gross unrealized depreciation              (57,181,996)
                                        --------------
Net unrealized appreciation             $  958,759,088
                                        ==============


                  16 | Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/11/2010